ACQUISITIONS, TRANSFERS AND MERGER (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Payment made / execution of sale option	S/ 0	S/ (489,866)	S/ 0
Companies acquired [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest		216,373
Payment made / execution of sale option		(489,866)
Higher value paid		(273,493)
Inversiones IMT S.A. [Member] | Companies acquired [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest		103,630
Payment made / execution of sale option		(241,420)
Higher value paid		(137,790)
Credicorp Capital Colombia S.A. [Member] | Companies acquired [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest		69,482
Payment made / execution of sale option		(152,379)
Higher value paid		(82,897)
Coby Business Inc. y Artigas Global Corp. [Member] | Companies acquired [Member]
Disclosure Of Acquisitions, Transfers And Merger [Line Items]
Assets and liabilities acquired / Non controlling interest		43,261
Payment made / execution of sale option		(96,067)
Higher value paid		S/ (52,806)